Finance Costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial liabilities
Borrowings	R 238	R 228	R 424
Other creditors and liabilities	22	14	9
Total finance costs from financial liabilities	260	242	433
Non-financial liabilities
Streaming arrangements	67	71	0
Finance Costs, Non-Financial Liabilities	523	441	282
Disclosure of attribution of expenses by nature to their function [line items]
Total finance costs before interest capitalised	783	683	715
Borrowing costs capitalised	65	22	54
Total finance costs	R 718	R 661	R 661
Capitalisation rate	6.80%	3.80%	9.40%
Finance Costs, Non-Financial Liabilities	R 523	R 441	R 282
Other Provisions
Non-financial liabilities
Expense due to unwinding of discount on provisions	79	74	88
Disclosure of attribution of expenses by nature to their function [line items]
Expense due to unwinding of discount on provisions	79	74	88
Provision for environmental rehabilitation
Non-financial liabilities
Expense due to unwinding of discount on provisions	377	296	194
Disclosure of attribution of expenses by nature to their function [line items]
Expense due to unwinding of discount on provisions	R 377	R 296	R 194